Trade and other receivables	12 Months Ended
Jun. 30, 2023
Trade and other receivables
Trade and other receivables

19 Trade and other receivables

		As at June 30,
	Note	2022	2023
		RMB’000	RMB’000
Non-current
Amounts due from related parties	32(c)	—	10,647
Deposits		10,000	41,834
Value-added tax (“VAT”) recoverable		18,274	22,160
		28,274	74,641

Current
Trade receivables		375,798	394,727
Less: loss allowance	29(a)	(85,117)	(88,764)

Trade receivables, net of loss allowance		290,681	305,963
Amounts due from related parties	32(c)	5,105	5,602
Miscellaneous expenses paid on behalf of franchisees		246,097	265,335
VAT recoverable		182,906	270,298
Rental deposits		101,124	86,600
Receivables due from on-line payment platforms and banks (i)		26,806	34,726
Prepayments for inventories		52,476	49,631
Prepayments for licensing expenses		35,223	40,934
Prepayments for listing expenses relating to Hong Kong public offering		58,560	—
Prepayments for promotion and advertising expenses		9,302	17,374
Others		47,918	73,693

		1,056,198	1,150,156

Notes:

(i)	Receivables due from on-line payment platforms and banks mainly represented the proceeds of online sales through e-commerce platforms collected by and retained in third-party online payment platforms. Withdrawal of the balances retained in online payment platforms could be made anytime upon the Group’s instructions. The amounts also included those due from banks for offline sales made through customer credit/debit cards and other online payment platforms that require overnight processing by the collection banks.
(ii)	All of trade and other receivables classified as current portion are expected to be recovered or recognized as expense within one year.
(iii)	Trade debtors are due within 20 to 180 days from the date of revenue recognition for domestic and overseas customers respectively. Further details on the Group’s credit policy and credit risk arising from trade debtors are set out in Note 29(a).